LEASES - Tabular disclosure of future minimum payments required by the lease agreements (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
LEASES
2025		$ 164,271
2026		118,597
2027		70,377
Total minimum lease payments		353,245
Less interest factor		(21,017)
Total operating lease liability		332,228
Current portion of lease liability	$ (138,218)	(149,499)
Long-term lease liability	$ 155,616	$ 182,729